Supplement dated August 12, 2011 to the MultiOption(r)
Variable Annuity (UMOA) Prospectus dated April 29, 2011:


Optional 403(b) Plan Participants

As you were previously notified, the Board of Trustees of the Credit Suisse Trust has decided to liquidate the Credit Suisse Trust ? International Equity Flex III Portfolio on or after October 12, 2011, or as soon as reasonably practicable. The liquidation date could be delayed by Credit Suisse if unforeseen circumstances arise. You were also notified that after July 30, 2011, purchase payments or premiums may no longer be allocated and contract values can no longer be transferred into the Credit Suisse Trust ? International Equity Flex III Portfolio in your annuity contract. Allocation or transfer requests into the sub-account received after that date will not be accepted.

Annuity contract owners may continue to transfer contract values between all other available sub-accounts as permitted by their contract. The sub-account investment options available to you depend on your contract and are described in the prospectus, a copy of which you receive each year from Minnesota Life. If you are unable to find your copy of the prospectus and wish to obtain another copy, please call 1-800-421-3334 to request one. Alternatively, you may also locate a copy of the applicable prospectus in an electronic format on our website which is located at www.umnplans.securian.com.

If you have not transferred all amounts allocated to the Credit Suisse Trust ? International Equity Flex III Portfolio as of the date of liquidation of the Fund, any contract value remaining in the Credit Suisse Trust ? International Equity Flex III Portfolio will be automatically transferred to the Advantus Series Fund Money Market sub-account in your contract. Please note, this transfer of contract value will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without a charge. After the liquidation has taken place, you may choose to transfer this amount to any other available investment option(s) in your contract.

If you wish to transfer the value in your contract from the Credit Suisse Trust ? International Equity Flex III
Portfolio sub-account to another sub-account prior to the liquidation date you may do so by completing one of the methods described below:

Completing the transfer request form included with this supplement; or
Accessing your account via our web site at:
www.umnplans.securian.com; or
Contacting a Plan Specialist at 1-800-421-3334.


This supplement should be retained for future reference.
F75386 8-2011


Supplement dated August 12, 2011 to the following
Prospectuses dated April 29, 2011:

MultiOption(r) Variable Annuity
MultiOption(r) Variable Annuity (Megannuity)
Variable Adjustable Life (VAL)
Variable Adjustable Life - Second Death (VAL-SD)
Variable Adjustable Life Horizon (VAL Horizon)
Variable Adjustable Life Summit (VAL Summit)
Variable Adjustable Life Survivor (VAL Survivor)

Supplement dated August 12, 2011 to the following:

MultiOption(r) Achiever Variable Annuity
MultiOption(r) Classic Variable Annuity
MultiOption(r) Select Variable Annuity

As you were previously notified, the Board of Trustees of Credit Suisse Trust has decided to liquidate the Credit
Suisse Trust - International Equity Flex III Portfolio on or after October 12, 2011, or as soon as reasonably practicable. The liquidation date could be delayed by Credit Suisse if unforeseen circumstances arise. You were also notified that after July 30, 2011, purchase payments or premiums may no longer be allocated and contract values can no longer be transferred into the Credit Suisse Trust ? International Equity Flex III
Portfolio in your annuity contract or life insurance policy. Allocation or transfer requests into the sub-account received after that date will not be accepted.

Annuity contract owners and life insurance policy owners may continue to transfer contract value between all other available sub-accounts as permitted by their contracts.
The sub-account investment options available to you depend on your contract and are described in the prospectus, a copy of which you receive each year from Minnesota Life. If you are unable to find your copy of the prospectus and wish to obtain another copy, please call 1-800-362-3141 (annuities) or 1-800-277-9244 (life insurance), to request one. Alternatively, you may also locate a copy of the applicable prospectus in an electronic format on our website which is located at www.minnesotalife.com.

If you have not transferred all amounts allocated to the Credit Suisse Trust ? International Equity Flex III
Portfolio as of the date of liquidation of the Fund, any contract value remaining in the Credit Suisse Trust ?
International Equity Flex III Portfolio will be automatically transferred to the Advantus Series Fund
Money Market sub-account in your contract. Please note, this transfer of contract value will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without a charge. After the liquidation has taken place, you may choose to transfer this amount to any other available investment option(s) in your contract.

If you wish to transfer the value in your contract or policy from the Credit Suisse Trust ? International
Equity Flex III Portfolio sub-account to another sub-account prior to the liquidation date you may do so by one of the methods described below:

If you own a Variable Annuity contract:
A transfer request form is included for your
convenience, should you wish to instruct us to
transfer amounts to another investment option.  You
may also make transfers by:
Accessing your account via our Online Service Center at:
www.minnesotalife.com;
Calling Annuity Services at 1-800-362-3141; or
Contacting your Minnesota Life servicing advisor.

If you own a Variable Life policy:
You may make transfers by:
Accessing your account via www.minnesotalife.com;
Calling the Variable Life Transaction phone line at 1-
800-277-9244;  or
Contacting your Minnesota Life servicing advisor.

This supplement should be retained for future reference.
F75385 8-2011